Business Combination (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 23, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017
Net income (loss)			$ (3,818,737)	$ 24,048,184	$ 13,888,767
Anytrust [Member]
Ownership interest	100.00%
Cash consideration	$ 1,836,491					$ 1,836,491
Identifiable intangible assets	$ 1,435,371					$ 1,435,371
Estimated useful life	10 years
Net revenue from acquisition		$ 63,578
Net loss from acquisition		$ 217,268
Net income (loss)			$ 2,062,000